Segments - Pre-Tax Income Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pre-tax income from continuing operations
Amortization of acquired intangible assets	$ (1,298)	$ (809)	$ (945)
Acquisition-related charges	(423)	(16)	(52)
Non-operating retirement-related (costs)/income	(615)	(1,572)	(1,341)
Other - divested businesses	390	292	468
Income from continuing operations before income taxes	10,166	11,342	11,400
Business Segments
Pre-tax income from continuing operations
Income from continuing operations before income taxes	13,019	14,557	14,396
Internal transactions
Pre-tax income from continuing operations
Income from continuing operations before income taxes	(290)	(725)	(742)
Unallocated corporate amounts
Pre-tax income from continuing operations
Income from continuing operations before income taxes	$ (617)	$ (385)	$ (385)